Accounts Payable	6 Months Ended
Jun. 30, 2015
Accounts Payable
Accounts Payable

7Accounts Payable

Accounts payable consisted of the following (in thousands):

	As of June 30, 2015	As of December 31, 2014
Suppliers, repairers	$8,394	$8,613
Insurers, agents, brokers	1,448	1,843
Other creditors	1,353	2,054

Total	$11,195	$12,510